Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Type	11-K
Entity Information [Line Items]
Entity Central Index Key	0000875357
Entity Registrant Name	BOK FINANCIAL CORPORATION
EBP 002
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025
Document Type	11-K
Entity Information [Line Items]
Entity Registrant Name	BOK FINANCIAL CORPORATION